Balance Sheet (Unaudited) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 19,336
Prepaid expenses and other current assets	13,000
Property and Equipment - Net (Note 3)	12,168	12,655
Deferred Offering Costs (Note 9)	215,256
Security Deposit (Note 7)	5,000	5,000
Total assets	264,760	17,655
Current Liabilities
Shareholder payables (Note 6)	91,856	28,728
Accrued and other current liabilities: (Note 6)
Accrued professional fees	255,199	2,500
Accrued subcontractor fees	40,278	13,500
Other accrued liabilities	3,112	3,992
Total liabilities	390,445	48,720
Stockholder's Equity:
Additional paid-in capital	18,640
Accumulated Deficit	(144,725)	(31,465)
Total stockholder's equity	(125,685)	(31,065)
Total liabilities and stockholder's equity	264,760	17,655
Class A stock
Stockholder's Equity:
Common stock, value
Total stockholder's equity
Class B stock
Stockholder's Equity:
Common stock, value	400	400
Total stockholder's equity	$ 400	$ 400